INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in affiliated companies
Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2018	2017
Bringg (see 1 below)	4,823	6,090
Lumax	49	-
RTI (see 2.2 below)	-	4,621
IRT (see 2.1 below)	-	2,734
IRTA (see 2.3 below)	-	(301)
HK (see 2.4 below)	-	1,695
	4,872	14,839